Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000016760
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class A
Trading Symbol	SUPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 85,940,590
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 55,407
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

C000016763
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class C
Trading Symbol	SUPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
AssetsNet	$ 85,940,590
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 55,407
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

C000239806
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Institutional Class
Trading Symbol	SNPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 85,940,590
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 55,407
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

C000016764
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class S
Trading Symbol	SPGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 85,940,590
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 55,407
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%